Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information
Entity Registrant Name	Hudson Capital Inc.
Entity Central Index Key	0001687542
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	6,406,146
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false